Related Parties (Details) - Schedule of Expenses Related to the Executive Board Compensation - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	R$ 54,572	R$ 68,210	R$ 65,906
Variable compensation	[1]	82,926	63,024	44,657
Stock option plan and shared-based payment plan	[2]	33,317	26,888	16,205
Total		170,815	158,122	126,768
Board of director [member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	11,512	31,971	25,533
Variable compensation	[1]
Stock option plan and shared-based payment plan	[2]	5,250	7,103	7,111
Total		16,762	39,074	32,644
Statutory officers [Member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	11,083	12,806	20,241
Variable compensation	[1]	29,794	19,880	14,485
Stock option plan and shared-based payment plan	[2]	13,265	9,609	7,632
Total		54,142	42,295	42,358
Executives excluding statutory officers [Member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	31,429	22,849	19,801
Variable compensation	[1]	53,132	43,144	30,172
Stock option plan and shared-based payment plan	[2]	14,802	10,176	1,462
Total		99,363	76,169	51,435
Fiscal council [Member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	548	584	331
Variable compensation	[1]
Stock option plan and shared-based payment plan	[2]
Total		R$ 548	R$ 584	R$ 331

[1]	Short-term benefit.
[2]	More details about shared-based payment plan for Statutory officers, see note 20.6.3.